Basis of Presentation (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 28, 2011	Dec. 31, 2011	Dec. 31, 2014
Basis of Presentation [Line Items]
Aggregrate purchase price of company	$ 403.5
Minimum
Basis of Presentation [Line Items]
Number of weeks in fiscal period
Number of weeks in fiscal quarter
Maximum
Basis of Presentation [Line Items]
Number of weeks in fiscal period
Number of weeks in fiscal quarter
Successor
Basis of Presentation [Line Items]
Number of weeks in fiscal period
Predecessor
Basis of Presentation [Line Items]
Number of weeks in fiscal period
Parent Company
Basis of Presentation [Line Items]
Aggregrate purchase price of company	$ 403.5